Income Taxes (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Asset Attributable To:
Net Operating Loss Carryover	$ 1,371,764	$ 1,005,254
Less: Valuation Allowance	(1,371,764)	(1,005,254)
Net Deferred Tax Asset	$ 0	$ 0